Related-Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
2021	$ 51,487,000		$ 51,487,000
Aggregate commitment	145,898,000		145,898,000
Media Purchase Agreement
Related Party Transaction [Line Items]
2017					$ 15,000
2018					15,000
2019					15,000
2020					15,000
2021					15,000
Additional contingent commitment					5,000
Aggregate commitment	15,000,000		15,000,000
Related party expense	1,241,000	$ 88,000	3,400,000	$ 2,216,000	8,411,000	$ 23,313,000
Due to related party	$ 1,563,000		$ 1,563,000		2,413,000	428,000
Media Purchase Agreement | Amended agreement
Related Party Transaction [Line Items]
2019					(5,000)
2020					5,000
2021					5,000
Aggregate commitment					15,000
DKFC, an equity method affiliate
Related Party Transaction [Line Items]
Receivables from related party					959,000
Series E-1 redeemable convertible preferred stock | Private Placement Agent
Related Party Transaction [Line Items]
Related party expense					0	0	$ 2,066,000
Temporary equity owned by related party					$ 119,752,000	$ 119,427,000